Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Restatement of Previously Issued Financial Statements

Note 2. Restatement of Previously Issued Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused in part on provisions in warrant agreements that provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude the warrant from being classified in equity and thus the warrant should be classified as a liability. As a result of the SEC Statement, the Company reevaluated the accounting treatment of the Warrants issued in connection with the IPO of TortoiseCorp and recorded in equity on the Company’s consolidated balance sheet as a result of the merger and reverse recapitalization occurring on October 1, 2020. The Company concluded that the Warrants should have been recorded at fair value as a liability in the Company’s consolidated balance sheet.

All public and private warrants were exercised by December 31, 2020, so the warrant liability on the Company’s consolidated balance sheet recorded on the date of the acquisition has been extinguished, and the change in the fair value of the liability as of the exercise date was recognized as a gain in the Company’s consolidated statement of operations.

While all warrants were exercised as of December 31, 2020, 371,535 warrants which were exercised on December 30, 2020 were broker protected, resulting in cash collection and share issuance being delayed until January 4, 2021. Accounts receivable for the net amount due from investors of $4.3 million and an associated liability for these common shares to be issued has been recognized at the balance sheet date and included below.

Immaterial Error Correction: Subsequent to the filing of the Form 10K/A on May 17, 2020, the Company determined that in connection with the restatement for the changes in the fair value warrant liability, the diluted earnings per share was improperly disclosed. The Company has corrected the immaterial error in the previously restated financial statements to reflect the correct diluted net loss per share. This correction did not have any effect on the Company’s cash position, loss from operations, net income or cashflows. This correction resulted in a diluted net loss per share of $(0.35) compared to $2.93 as disclosed in the previously filed Form 10K/A.

The restatement and immaterial error correction adjustments reflect the entries to record the initial warrant liability from the Warrants, to revalue the warrant liability to the then fair value as of the exercise date, the subsequent extinguishment of the liability, and the accounts receivable and associated liability arising from the broker protected warrants exercised but not settled. The following presents a reconciliation of the consolidated balance sheet as previously reported to the restated amounts as of December 31, 2020 (in thousands):

	For the Year Ended
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Operations:
Change in fair value of warrant liabilities	$—	$363,299	$363,299
Net income (loss)	$(39,182)	$363,299	$324,117
Earnings (loss) per share:
Basic	$(0.38)	$3.49	$3.11
Earnings (loss) per share, diluted	$2.93	$(3.28)	$(0.35)
Weighted-average shares outstanding, diluted	110,696,489	1,874,471	112,570,960

	As of
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Prepaid expenses and other current assets	$16,408	$4,282	$20,690
Total current assets	$608,086	$4,282	$612,368
Total assets	$650,807	$4,282	$655,089
Warrant liabilities	$—	$—	$—
Accrued expenses and other current liabilities	$1,982	$4,282	$6,264
Total current liabilities	$4,655	$4,282	$8,937
Total liabilities	$10,639	$4,282	$14,921
Common Stock	$17	$2	$19
Additional paid-in-capital	$728,299	$(363,301)	$364,998
Accumulated earnings	$(88,148)	$363,299	$275,151
Total equity (deficit)	$640,168	$—	$640,168

	As of
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Stockholders’ Equity (Deficit):
Common Stock Par Value	$17	$2	$19
Additional paid-in-capital	$728,299	$(363,301)	$364,998
Accumulated earnings	$(88,148)	$363,299	$275,151

	For the Year Ended
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Cash Flow:
Net income (loss)	$(39,182)	$363,299	$324,117
Change in fair value of warrant liability	$—	$(363,299)	$(363,299)